Employee benefits - Reconciliation of Opening and Closing Balances of Net Employee Benefit Plans and Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	€ 152.1	€ 158.3
Current service cost	4.1	3.6
Interest cost/(income)	5.3	4.7
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	9.4	8.3
Financial assumptions	(17.3)	(0.3)
Actuarial experience (gains) losses	0.5	(1.2)
Loss/(gain) on plan assets, excluding interest income	0.7	(2.2)
Exchange adjustments	2.6	(1.7)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(13.5)	(5.4)
Contributions by employer	(2.8)	(2.0)
Contributions by members	0.7	0.7
Benefits paid	(6.9)	(6.8)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(0.6)	(1.0)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(9.6)	(9.1)
Balance at December 31	138.4	152.1
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	267.7	268.3
Current service cost	4.1	3.6
Interest cost/(income)	8.5	8.1
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	12.6	11.7
Financial assumptions	(17.3)	(0.3)
Actuarial experience (gains) losses	0.5	(1.2)
Exchange adjustments	3.1	(2.2)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(13.7)	(3.7)
Contributions by employer	0.0
Contributions by members	(0.7)	(0.7)
Benefits paid	(13.3)	(8.3)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(0.6)	(1.0)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(13.2)	(8.6)
Balance at December 31	253.4	267.7
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	(115.6)	(110.0)
Interest cost/(income)	(3.2)	(3.4)
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	(3.2)	(3.4)
Loss/(gain) on plan assets, excluding interest income	0.7	(2.2)
Exchange adjustments	(0.5)	0.5
Gain (loss) on remeasurement, net defined benefit liability (asset)	0.2	(1.7)
Contributions by employer	(2.8)	(2.0)
Contributions by members	0.0	0.0
Benefits paid	6.4	1.5
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	3.6	(0.5)
Balance at December 31	€ (115.0)	€ (115.6)